Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000241896 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000241896 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000241896 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000241896 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.10%)
C000241897 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000241897 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000241897 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000241897 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.10%)
C000241895 [Member] | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000241895 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000241895 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000241895 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.10%)